Revolving term loan facility	12 Months Ended
Mar. 31, 2026
Disclosure of Revolving Term Loan Facility [Abstract]
Revolving term loan facility [Text Block]

12. Revolving term loan facility

During February 2024, the Company entered into a $5,000,000 revolving loan facility (the "Loan") with Export Development Canada ("EDC"). The Loan is used to finance working capital investments to deliver all-electric vehicles to customers under purchase orders approved by EDC. The Loan allows advances over a 24-month period, has a term of 36 months, and bears interest at a floating rate of US Prime + 5% per annum. The Company has granted EDC a first and second ranking security interest over property of the Company and certain subsidiaries, and the Company and certain subsidiaries have provided Guarantees to EDC. The Company and Countryman Investments Ltd., a company beneficially owned by a director, as well as FWP Holdings LLC, Koko Financial Services Ltd., 0851433 B.C. Ltd., and FWP Acquisition Corp., companies beneficially owned by the Chairman and CEO of the Company, entered into postponement and subordination agreements with EDC under which the parties agreed that the loans from these companies would be subordinate to the lender's security interests and that no payment will be made on these loans before the full repayment of the term loan facility (Note 21).

The EDC term loan facility has two financial covenants. The first covenant is reported quarterly, and is to maintain a current ratio, defined as current assets over current liabilities, of greater than 1.25 to 1.0. The Company is in compliance with this covenant as at March 31, 2026 and March 31, 2025. The second covenant commences at the 2026 fiscal year end, will be reported quarterly, and is to maintain a debt service coverage ratio of 1.25 to 1.0. The debt service coverage ratio is defined as earnings before interest, taxes, depreciation and amortization ("EBITDA") for the trailing four quarters, divided by the sum of debt payments, capital lease payments, and interest expense, each for the trailing four quarters. As at March 31, 2026 the balance outstanding on the term loan facility, including fees and accrued interest, was $3,591,924 (March 31, 2025 - $3,591,354). The Company is not in compliance with the minimum debt service coverage ratio as at the 2026 fiscal year end as the Company has not generated sufficient positive EBITDA in the trailing four quarters ended March 31, 2026 to meet the minimum DSCR coverage ratio.